Real Property Interests (Tables)	12 Months Ended
Dec. 31, 2014
Real Property Interests
Summary of the Partnership's real property interests

	December 31,
	2014*	2013*
Land	$5,924,294	$2,599,745
Real property interests – perpetual	56,831,204	54,343,309
Real property interests – non-perpetual	174,730,150	156,366,055
Total land and real property interests	237,485,648	213,309,109
Accumulated amortization	(7,135,676)	(3,347,829)
Land and net real property interests	$230,349,972	$209,961,280

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information.

Schedule of the preliminary allocations of purchase price

		Investments in real	In-place lease	Above-market	Below-market	Total purchase
Year	Land	property interests	intangibles	lease intangibles	lease intangibles	price
2014(1)	$—	$5,482,055	$152,067	$—	$(249,612)	$5,384,510
2013(1)	1,301,916	29,419,297	1,033,601	48,845	(1,497,400)	30,306,259

Acquired Assets 2014(2)	2,007,926	16,380,384	515,704	597,279	(990,423)	18,510,870
Acquired Assets 2013(2)	704,628	29,821,685	884,413	168,033	(1,158,965)	30,419,794
(1)	Acquisitions as included within the Contributing Landmark Funds.
(2)	Represents prior-period financial information retroactively adjusted for Acquisitions made under common control. See Notes 1 and 3 for additional information.

Schedule of unaudited pro forma consolidated results of operations

	Year Ended December 31,
	2014	2013
Revenue	$24,303,035	$22,415,059
Net income	4,190,737	7,701,418
Net income per limited partner unit:
Common units – basic and diluted	$0.12	n/a
Subordinated units – basic and diluted	0.12	n/a

Schedule of future estimated amortization of real property interests

2015	$4,002,555
2016	4,002,555
2017	4,002,555
2018	3,999,962
2019	3,997,769
Thereafter	147,589,078
Total	$167,594,474